Indebtedness to related parties, noncurrent (Details Narrative) € in Thousands		1 Months Ended					12 Months Ended
	Nov. 12, 2020 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Amortization of debt discount							$ 355,000	$ 167,000	$ 8,000
the "Group"
Long term debt					$ 16,017,114			16,017,114	12,326,275
Unamortized debt discount					399,762			399,762	63,091
Long term debt, carrying value					15,617,352			15,617,352	12,263,184
Amortization of debt discount								$ 166,919	$ 8,278
Debt remission										$ 5,871,714	€ 5,000
Proceeds from related party		$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate		3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
WISeKey International Holding AG
Lines of credit extended to shareholder loans	$ 4,000,000
Line of credit, description	to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Interest rate	3.00%